Consolidated Statement of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	¥ 59,795	¥ 13,921	¥ 41,671
Adjustments for:
Investment income	(139,919)	(125,167)	(122,727)
Net realised and unrealised losses/(gains) on financial assets	(21,082)	37,869	(6,225)
Insurance contracts	335,971	190,210	176,148
Depreciation and amortisation	4,379	2,638	2,240
Foreign exchange losses/(gains)	67	194	(52)
Net gains on investments of associates and joint ventures	(8,011)	(7,745)	(7,143)
Changes in operating assets and liabilities:
Decrease/(increase) in securities at fair value through profit or loss, net	6,858	(9,020)	76,378
Financial liabilities at fair value through profit or loss	1,213	1,114	931
Receivables and payables	50,622	48,838	38,967
Income tax paid	(8,636)	(9,991)	(4,473)
Interest received - securities at fair value through profit or loss	3,811	3,527	4,497
Dividends received - securities at fair value through profit or loss	964	1,164	778
Net cash inflow/(outflow) from operating activities	286,032	147,552	200,990
CASH FLOWS FROM INVESTING ACTIVITIES
Disposals of debt investments	112,182	48,942	30,540
Maturities of debt investments	133,519	110,425	142,845
Disposals of equity investments	450,014	278,003	506,306
Disposals of property, plant and equipment	72	274	103
Disposals of subsidiaries	1,432
Purchases of debt investments	(504,292)	(294,238)	(516,051)
Purchases of equity investments	(545,657)	(335,301)	(500,737)
Purchases of property, plant and equipment	(11,415)	(19,546)	(9,619)
Investments in associates and joint ventures	(23,389)	(34,928)	(37,304)
Decrease/(increase) in term deposits, net	24,102	(109,590)	92,148
Decrease in securities purchased under agreements to resell, net	5,468	26,258	6,981
Interest received	116,846	106,342	98,012
Dividends received	25,169	19,503	29,014
Increase in policy loans, net	(32,707)	(34,208)	(15,515)
Cash paid related to other investing activities	0	(309)	(399)
Cash received related to other investing activities	1,141
Net cash inflow/(outflow) from investing activities	(247,515)	(238,373)	(173,676)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase/(decrease) in securities sold under agreements to repurchase, net	(73,552)	104,832	6,228
Interest paid	(3,072)	(3,990)	(5,671)
Repayment of borrowings	(365)
Dividends paid to equity holders of the Company	(4,916)	(11,690)	(7,164)
Dividends paid to non-controlling interests	(133)	(149)	(135)
Proceeds from issue of bonds	34,988
Cash received from borrowings	123	727	3,121
Payment of principal portion of lease liabilities	(1,348)
Capital injected into subsidiaries by non-controlling interests	12,961	3,560	4,034
Cash repaid to lenders			(38,000)
Cash paid related to other financing activities	(761)	(327)	(8,008)
Net cash inflow/(outflow) from financing activities	(36,075)	92,963	(45,595)
Foreign exchange gains/(losses) on cash and cash equivalents	55	81	(179)
Net increase/(decrease) in cash and cash equivalents	2,497	2,223	(18,460)
Cash and cash equivalents, beginning of the year	50,809	48,586	67,046
Cash and cash equivalents, end of the year	53,306	50,809	48,586
Analysis of balances of cash and cash equivalents
Cash at banks and in hand	52,800	50,792	47,444
Short-term bank deposits	¥ 506	¥ 17	¥ 1,142